Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,743,019.36

Principal:
Principal Collections	$21,599,376.82
Prepayments in Full	$15,305,446.25
Liquidation Proceeds	$297,174.46
Recoveries	$(979.20)
Sub Total	$37,201,018.33
Collections	$38,944,037.69

Purchase Amounts:
Purchase Amounts Related to Principal	$181,199.91
Purchase Amounts Related to Interest	$1,022.78
Sub Total	$182,222.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,126,260.38

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,126,260.38
Servicing Fee	$800,410.03	$800,410.03	$0.00	$0.00	$38,325,850.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,325,850.35
Interest - Class A-2 Notes	$47,813.28	$47,813.28	$0.00	$0.00	$38,278,037.07
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$38,133,245.57
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$38,075,874.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,075,874.82
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$38,049,890.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,049,890.40
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$38,027,079.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,027,079.73
Regular Principal Payment	$34,105,658.49	$34,105,658.49	$0.00	$0.00	$3,921,421.24
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,921,421.24
Residual Released to Depositor	$0.00	$3,921,421.24	$0.00	$0.00	$0.00

Total		$39,126,260.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,105,658.49
Total					$34,105,658.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,105,658.49	$70.14	$47,813.28	$0.10	$34,153,471.77	$70.24
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$34,105,658.49	$25.92	$298,770.62	$0.23	$34,404,429.11	$26.15

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$229,503,761.94	0.4719678	$195,398,103.45	0.4018305
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$854,063,761.94	0.6490833	$819,958,103.45	0.6231632

Pool Information
Weighted Average APR	2.110%	2.093%
Weighted Average Remaining Term	50.78	49.92
Number of Receivables Outstanding	33,510	32,780
Pool Balance	$960,492,037.60	$923,012,482.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$884,918,723.91	$850,250,872.10
Pool Factor	0.6718709	0.6456537

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$72,761,610.83
Targeted Overcollateralization Amount	$103,054,379.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,054,379.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$96,357.23
(Recoveries)		8	$(979.20)
Net Loss for Current Collection Period			$97,336.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1216%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1383%
Second Prior Collection Period			0.1042%
Prior Collection Period			0.1152%
Current Collection Period			0.1240%
Four Month Average (Current and Prior Three Collection Periods)			0.1204%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		685	$1,315,540.20
(Cumulative Recoveries)			$93,791.35
Cumulative Net Loss for All Collection Periods			$1,221,748.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0855%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,920.50
Average Net Loss for Receivables that have experienced a Realized Loss			$1,783.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.71%	201	$6,585,534.60
61-90 Days Delinquent	0.08%	25	$765,722.46
91-120 Days Delinquent	0.01%	2	$56,039.38
Over 120 Days Delinquent	0.01%	1	$49,116.17
Total Delinquent Receivables	0.81%	229	$7,456,412.61

Repossession Inventory:
Repossessed in the Current Collection Period		9	$324,393.65
Total Repossessed Inventory		21	$713,613.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0380%
Prior Collection Period			0.0627%
Current Collection Period			0.0854%
Three Month Average			0.0620%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0944%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	13

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	123	$4,147,593.31
2 Months Extended	149	$5,335,368.14
3+ Months Extended	10	$339,611.95

Total Receivables Extended	282	$9,822,573.40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer